Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Tax
Schedule of unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items :

	As at March 31,
Particulars	2021	2022
Deductible temporary differences	377,756	364,322
Tax loss carry forward and unabsorbed depreciation	3,311,382	3,065,233
Total	3,689,138	3,429,555

Schedule of recognized deferred tax assets

	For the Year Ended March 31,
	2021	2022
Deferred tax assets are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	5,635	3,596
Trade and other receivables	4,656	2,281
Employee benefits	2,531	3,009
Provision for expenses	1,459	25
Loss available for offsetting against future taxable income	-	42
Deferred tax asset	14,281	8,953
OCI gratuity	1,117	1,043
Total deferred tax asset (A)	15,398	9,996
Deferred tax liabilities are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	(14,413)	(11,513)
Total deferred tax liability (B)	(14,413)	(11,513)

Net deferred tax asset (A-B)	985	(1,517)

Schedule of changes in deferred tax assets

Particulars	Balance as on March, 31 2021	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2022
Property, plant and equipment, intangible assets, and ROU assets	(8,778)	861	-	(7,917)
Trade and other receivables	4,656	(2,375)	-	2,281
Employee benefit	2,531	478	-	3,009
Provision for expenses	1,459	(1,434)	-	25
OCI gratuity	1,117	-	(74)	1,043
Loss available for offsetting against future taxable income	-	42	-	42
Deferred tax assets	985	(2,428)	(74)	(1,517)